Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

7. Fair Value Measurements

The fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the periods ended June 30, 2025 and the year ended December 31, 2024. The carrying amount of accounts payable approximated fair value as they are short term in nature.

Fair Value on a Recurring Basis

The Company follows the guidance in ASC 820 Fair Value Measurements and Disclosures for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The estimated fair value of the Public Warrants liabilities represent Level 1 measurements. The estimated fair value of the convertible notes bifurcated embedded derivative asset, GEM warrant liabilities, Yorkville convertible note, Agile term notes, 1800 Diagonal convertible notes and Goodwill and Definite-lived intangible assets recognized as part of acquisitions, represent Level 3 measurements.

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at June 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2025	December 31, 2024
Assets:
Bifurcated embedded derivative asset - related party	3	$1,000	$63,000
Definite-lived intangibles*	3	$3,903,320	$3,903,320
Definite-lived intangibles**	3	$8,635,827	$3,883,853
Goodwill - Vidello (Note 4)*	3	$3,019,246	$—
Goodwill**	3	$21,991,721	$18,972,475
Liabilities:
Warrant liabilities - public	1	$4,600	$2,300
GEM warrant liabilities	3	$3,000	$15,000
Agile term notes	3	$4,131,000	$3,143,000
1800 Diagonal convertible notes	3	$530,000	$432,000
Private Placement Convertible Notes	3	$2,676,000	$—
Private Placement Warrants	3	$361,000	$—

*	Certain assets measured at the acquisition date.
**	Measured at period-end.

Warrant Liability - Public Warrants

The Company assumed Public Warrants in the Merger, exercisable into 23,000 shares of Common A Common Stock, which were outstanding as of June 30, 2025 and December 31, 2024. The fair values of the Public Warrants are measured based on the listed market price of such warrants through June 30, 2025. See Note 14 - Warrant Liabilities for further details.

For the six months ended, June 30, 2025, the Company recognized a loss of approximately $2,300 resulting from changes in the fair value of the derivative warrant liabilities, presented as change in fair value of warrant liabilities - related party in the accompanying condensed consolidated statements of operations.

The following tables set forth a summary of the changes in the fair value of the Public Warrants liability which are Level 1 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2024	$2,300
Change in fair value	2,300
Balance at March 31, 2025	$4,600
Change in fair value	-
Balance at June 30, 2025	$4,600

Warrant Liability - GEM Warrants

The measurement of fair value of the GEM Warrants were determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time to conversion). Refer to Note 14 - Warrant Liabilities for further details.

For the six months ended, June 30, 2025, the Company recognized a gain of approximately $12,000, resulting from changes in the fair value of the derivative warrant liabilities, presented as change in fair value of warrant liabilities in the accompanying condensed consolidated statements of operations.

The following tables set forth a summary of the changes in the fair value of the GEM Warrants liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2024	$15,000
Change in fair value	(4,000)
Balance at March 31, 2025	11,000
Change in fair value	(8,000)
Balance at June 30, 2025	$3,000

Yorkville Convertible Notes

The measurement of fair value of the Yorkville convertible notes were determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, term, volatility, risk-free rate, and probability of optional redemption). Refer to Note 13 - Debt for further details.

For the six months ended, June 30, 2025, the Company recognized a loss of approximately $238,000 resulting from changes in the fair value of the Yorkville convertible notes, presented as change in fair value of convertible promissory notes in the accompanying condensed consolidated statements of operations.

The following tables set forth a summary of the changes in the fair value of the Yorkville convertible notes which is a Level 3 financial liability measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2024	$-
Issuance of Yorkville convertible note	3,150,000
Loss on debt issuance	252,000
Repayment in cash of Yorkville convertible notes	(3,640,000)
Change in fair value	238,000
Balance at June 30, 2025	$—

Bifurcated Embedded Derivative Assets

The fair value of the embedded put options, relating to the Convertible Note to CP BF issued on September 23, 2024, was determined using a Black Scholes option pricing model. Estimating fair values of embedded conversion features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. Because the embedded conversion features are initially and subsequently carried at fair values, the Company’s consolidated statements of operations will reflect the volatility in these estimate and assumption changes. The bifurcated embedded derivative net asset was $1,000 as of June 30, 2025. Refer to Note 13 - Debt for further details.

The following table sets forth a summary of the changes in the fair value of the bifurcated embedded derivative asset for the six months ended June 30, 2025, relating to the Convertible Note to CP BF issued on September 23, 2024, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
CP BF Convertible
Balance at December 31, 2024	$63,000
Change in fair value	(43,000)
Balance at March 31, 2025	20,000
Change in fair value	(19,000)
Balance at June 30, 2025	$1,000

Term Notes (Agile)

On July 22, 2024, September 13, 2024, December 12, 2024, March 31, 2025, and June 12, 2025, the Company entered into term loan promissory note agreements with Agile Lending, LLC, and Agile Capital Funding, LLC, as the collateral agent, as discussed further in Note 13 - Debt of the notes to the condensed consolidated financial statements.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of June 30, 2025. The Company classified the Agile Term Notes as a Level 3 fair value measurement and used a discounted cash flow model to calculate the fair values as of June 30, 2025 and December 31, 2024, respectively. Key inputs for the valuation are summarized below. The discounted cash flow model uses inputs such as the contractual term of the note and a market participant interest rate.

The range of key inputs at issuance of the Agile term notes and for the period ended June 30, 2025 and December 31, 2024, were as follows:

	March 2025 Agile Note		June 2025 Agile Note
Key Inputs	June 30, 2025	March 31, 2025	June 30, 2025	June 12, 2025
Contractual term (years)	0.38	0.62	0.47	0.52
Interest rate	14.59%	13.12%	14.54%	15.95%

Refer to Note 13 - Debt, for a summary of the changes in the fair value of the Agile term notes which are Level 3 financial liabilities measured at fair value on a recurring basis.

Convertible Notes (1800 Diagonal)

On August 16, 2024, September 24, 2024, December 10, 2024, February 7, 2025, April 17, 2025 and May 9, 2025 the Company entered into convertible promissory notes with 1800 Diagonal Lending, LLC, as discussed further in Note 13 - Debt of the notes to the condensed consolidated financial statements.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of June 30, 2025. The Company classified these notes as Level 3 financial liabilities and used the Black-Scholes option pricing model to calculate the fair values as of June 30, 2025, May 9, 2025, April 17, 2025, March 31, 2025, February 7, 2025 and December 10, 2024. Key inputs for the simulation are summarized below. The Black-Scholes simulation uses inputs such as the stock price, volatility, the contractual term of the note, risk free interest rates and dividend yields.

The range of key inputs for the Black-Scholes simulations at issuance of the 1800 Diagonal convertible notes and for the period ended June 30, 2025 and December 31, 2024, were as follows:

	September 1800 Diagonal Note		December 1800 Diagonal Note		February 1800 Diagonal Note		April 1800 Diagonal Note		May 1800 Diagonal Note
Key Inputs	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	February 7, 2025	June 30, 2025	April 17, 2025	June 30, 2025	May 9, 2025
Stock price	$5.89	$1.53	$5.89	$1.53	$5.89	$1.51	$5.89	$10.56	$5.89	$9.98
Contractual term (years)	0.08	0.59	0.30	0.80	0.47	0.86	0.64	0.84	0.64	0.78
Risk-free rate	4.19%	4.23%	4.19%	4.19%	4.19%	4.22%	4.20%	4.16%	4.20%	4.21%
Volatility(1)	141%	264%	100%	232%	96%	237%	123%	160%	123%	143%
Maturity probability	98%	80%	90%	75%	90%	75%	85%	80%	85%	80%
Default probability	2%	20%	10%	25%	10%	25%	15%	20%	15%	20%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	The Company utilized historical equity volatility in measurement of the fair value of the notes.

Refer to Note 13 - Debt, for a summary of the changes in the fair value of the 1800 Diagonal convertible notes which are Level 3 financial liabilities measured at fair value on a recurring basis.

Private Placement Offering (3i, LP)

On June 27, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor, 3i, LP (the “Buyer”) for the issuance and sale in a private placement (the “Private Placement Offering”) of senior secured convertible notes of the Company, in the aggregate original principal amount of $11,000,000 (the “Private Placement Convertible Notes”) which Notes shall be convertible into shares of common stock, par value $0.0001, of the Company (the “Common Stock”) (the shares of Common Stock issuable pursuant to the terms of the Notes, including, without limitation, upon conversion or otherwise, collectively, the “Conversion Shares”), in accordance with the terms of the Notes. The Buyer purchased (i) a Note in the aggregate original principal amount of $11,000,000 and (ii) a warrant to initially acquire up to 67,124 shares of Common Stock (the “Buyer Warrants”) (as exercised, collectively, the “Warrant Shares”). In connection with the Private Placement Offering, the Company has also entered into a letter agreement dated April 30, 2025 (the “Letter Agreement”) with Rodman & Renshaw LLC as the exclusive financial advisor (the “Financial Advisor”) pursuant to which the Company has agreed to issue financial advisor warrants to purchase up to an aggregate of 21,212 shares of Common Stock (the “Financial Advisor Warrants”, together with the Buyer Warrants, the “Private Placement Warrants”). Refer to Note 13 - Debt, for a summary of the changes in the fair value of the Private Placement Convertible Notes which are Level 3 financial liabilities measured at fair value on a recurring basis, and to Note 16 - Equity for a description of the warrants issued in connection with the Private Placement Offering, respectively.

Warrant Liability - Private Placement Warrants

The measurement of fair value of the Private Placement Warrants were determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time to conversion). Refer to Note 14 - Warrant Liabilities for further details.

For the six months ended, June 30, 2025, the Company recognized a loss on issuance of $361,000, presented within loss on private placement issuance in the accompanying condensed consolidated statements of operations.

The following tables set forth a summary of the inputs to and the changes in the fair value of the Private Placement Warrant liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Key Inputs	June 30, 2025

Stock price	$5.89
Contractual term (years)	3.0 - 5.0
Risk-free rate	3.7 - 3.8%
Volatility(1)	94.0% - 119.0%
Exercise Price	$6.60-$8.25
Dividend yield	0.00%

Fair Value
Balance at December 31, 2024	$-
Balance at March 31, 2025	$-
Loss on issuance	361,000
Balance at June 30, 2025	$361,000

The Company determined that the Private Placement Convertible Note was eligible for the fair value option election in accordance with ASC 825-10-50-28, and made such election to account for the Private Placement Convertible Note at fair value. The Company estimated the fair value of the Private Placement Convertible Note at issuance using a Monte Carlo simulation, using the following key inputs: principal on the Private Placement Convertible Note of $2,200,000; remaining term of 1.0 years; a market interest rate of 10%; a risk-free rate of 3.88%; equity volatility of 180.0%; and probability of default of 28.7%. Refer to Note 13 - Debt for further details.

8. Fair Value Measurements

The fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the periods ended December 31, 2024 and the year ended December 31, 2023. The carrying amount of accounts payable approximated fair value as they are short term in nature.

Fair Value on a Recurring Basis

The Company follows the guidance in ASC 820 Fair Value Measurements and Disclosures for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The estimated fair value of the Public Warrants liabilities represent Level 1 measurements. The estimated fair value of the convertible notes bifurcated embedded derivative liabilities, GEM warrant liabilities, Yorkville convertible note, SAFE, Agile term notes and 1800 Diagonal convertible notes represent Level 3 measurements.

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at December 31, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2024	December 31, 2023
Assets:
Bifurcated embedded derivative asset - related party	3	$63,000	$—
Definite-lived intangibles*	3	$3,903,320	$—
Definite-lived intangibles**	3	$3,883,853	$—
Goodwill - OpenReel (Note 5)*	3	$19,526,409	$—
Goodwill**	3	$18,972,475	$2,171,526
Liabilities:
Warrant liabilities - public	1	$2,300	$575,000
GEM warrant liabilities	3	$15,000	$641,000
Yorkville convertible note	3	$—	$1,766,000
Agile term notes	3	$3,143,000	$—
1800 Diagonal convertible notes	3	$432,000	$—

*	Certain assets measured at the acquisition date
**	Measured at year-end impairment testing

Warrant Liability - Public Warrants

The Company assumed Public Warrants in the Merger, exercisable into 23,000 shares of Common A Common Stock, which were outstanding as of December 31, 2024 and December 31, 2023. The fair values of the Public Warrants are measured based on the listed market price of such warrants through December 31, 2024. See Note 15 - Warrant Liabilities for further details.

As of December 31, 2024, the Company recognized a gain of approximately $572,700 resulting from changes in the fair value of the derivative warrant liabilities, presented as change in fair value of warrant liabilities - related party in the accompanying condensed consolidated statements of operations.

The following tables set forth a summary of the changes in the fair value of the Public Warrants liability which are Level 1 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$575,000
Change in fair value	(572,700)
Balance at December 31, 2024	$2,300

Warrant Liability - GEM Warrants

The measurement of fair value of the GEM Warrants were determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time to conversion). Refer to Note 15 - Warrant Liabilities for further details.

As of December 31, 2024, the Company recognized a gain of approximately $626,000, resulting from changes in the fair value of the derivative warrant liabilities, presented as change in fair value of warrant liabilities in the accompanying condensed consolidated statements of operations.

The following tables set forth a summary of the changes in the fair value of the GEM Warrants liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$641,000
Change in fair value	(626,000)
Balance at December 31, 2024	$15,000

Yorkville Convertible Notes

The measurement of fair value of the Yorkville convertible notes were determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, term, volatility, risk-free rate, and probability of optional redemption). Refer to Note 14 - Debt for further details.

As of December 31, 2024, the Company recognized a loss of approximately $693,000 resulting from changes in the fair value of the Yorkville convertible notes, presented as change in fair value of convertible promissory notes in the accompanying condensed consolidated statements of operations.

The following tables set forth a summary of the changes in the fair value of the Yorkville convertible notes which is a Level 3 financial liability measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$1,766,000
Issuance of Yorkville convertible note	2,250,000
Loss on debt issuance	171,000
Payment in shares to settle Yorkville convertible notes	(4,130,000)
Repayment in cash of Yorkville convertible notes	(750,000)
Change in fair value	693,000
Balance at December 31, 2024	$—

Bifurcated Embedded Derivative Assets and Liabilities

The fair value of the embedded put options, relating to the Convertible Notes - Related Party, Convertible Notes, and Term and Convertible Notes (CP BF), was determined using a Black Scholes option pricing model. Estimating fair values of embedded conversion features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. Because the embedded conversion features are initially and subsequently carried at fair values, the Company’s consolidated statements of operations will reflect the volatility in these estimate and assumption changes. On December 14, 2023, all outstanding principal and accrued interest, including the carrying value of any related embedded derivative, related to the Related Party Convertible Notes and Third Party

Convertible Notes converted into the Company’s Class A Common Stock pursuant to the close of the Merger Agreement, terminating the embedded derivative.

The following table sets forth a summary of the changes in the fair value of the bifurcated embedded derivative liabilities for the year ended December 31, 2023, related to the Related Party and Third Party Convertible Debt, respectively, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2022	$1,936,827	$845,473
Issuance of convertible notes with bifurcated embedded derivative	1,126,451	559,390
Change in fair value	(3,063,278)	(1,404,863)
Balance at December 31, 2023	$—	$—

The fair value of the embedded put options, relating to the Convertible Note to CP BF issued on September 23, 2024, was determined using a Black Scholes option pricing model. Estimating fair values of embedded conversion features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. Because the embedded conversion features are initially and subsequently carried at fair values, the Company’s consolidated statements of operations will reflect the volatility in these estimate and assumption changes. The bifurcated embedded derivative net asset was $63,000 as of December 31, 2024. Refer to Note 14 - Debt for further details.

The following table sets forth a summary of the changes in the fair value of the bifurcated embedded derivative asset for the year ended December 31, 2024, relating to the Convertible Note to CP BF issued on September 23, 2024, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
CP BF Convertible
Issuance of convertible notes with bifurcated embedded derivative asset	$12,000
Change in fair value	51,000
Balance at December 31, 2024	$63,000

Simple Agreements for Future Equity (SAFE)

During 2021, the Company entered into Simple Agreements for Future Equity (SAFE) arrangements (the “SAFEs”). In the event of an Equity Financing (as defined in the SAFEs agreements), the SAFEs will automatically convert into shares of the Company’s common or preferred stock at a discount of 15% of the per share price of the shares offered in the Equity Financing (the “Discount Price”). In the event of a Liquidity Event, SPAC Transaction or Dissolution Event (all terms as defined in the SAFEs agreements), the holders of the SAFEs will be entitled to receive cash or shares of the Company’s common or preferred stock. The number of shares required to be issued to settle the SAFEs at the equity financing is variable, because that number will be determined by the discounted fair value of the Company’s equity shares on the date of settlement (i.e., Discount Price). Regardless of the fair value of the shares on the date of settlement, the holder will receive a fixed monetary value based on the Purchase Amount of the SAFE. If there is a Liquidity Event or SPAC Transaction before the settlement or termination of the SAFEs, the SAFEs will automatically be entitled to receive a portion of Proceeds, due and payable immediately prior to, or concurrent with, the consummation of such Liquidity Event or SPAC Transaction, equal to the greater of (i) two times (2x) the Purchase Amount (the “Cash-Out Amount”) or (ii) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity Price (as defined in the SAFEs agreements). Refer to Note 16 - Simple Agreements for Future Equity for additional information related to the Company’s SAFEs.

The fair value of the SAFEs was determined using a scenario-based method for the pre-modification SAFE’s and a Monte Carlo simulation method for the post-modification SAFEs. The value of the SAFE liability as of December 31, 2023 is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the SAFEs on the date of issuance was determined to be $3,836,000. On December 14, 2023, all outstanding principal related to the Third Party SAFEs and Related Party SAFEs converted into the Company’s Class A Common Stock pursuant to the close of the Merger Agreement. Upon the conversion described above, the SAFEs were $0 as of December 31, 2024 and December 31, 2023, respectively. Refer to Note 16 - Simple Agreements for Future Equity for further details.

The following tables set forth a summary of the activity of the Related Party and Third Party SAFE liabilities, respectively (See Note 16 - Simple Agreements for Future Equity for further detail), which represents a recurring fair value measurement at the end of the relevant reporting period:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2022	$8,802,196	$663,804
Change in fair value	(2,752,430)	(207,570)
Conversion on SAFEs	(6,049,766)	(456,234)
Balance at December 31, 2023	$—	$—

Term Notes (Agile)

On July 22, 2024, September 13, 2024, and December 12, 2024, the Company entered into term loan promissory note agreements with Agile Lending, LLC, and Agile Capital Funding, LLC, as the collateral agent, as discussed further in Note 14 of the notes to the consolidated financial statements.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2024. The Company classified the Agile Term Notes as a Level 3 fair value measurement and used a discounted cash flow model to calculate the fair values as of July 22, 2024, September 13, 2024, and December 12, 2024, respectively, and for each subsequent reporting period. Key inputs for the valuation are summarized below. The discounted cash flow model uses inputs such as the contractual term of the note and a market participant interest rate.

The range of key inputs at issuance of the Agile term notes and for the period ended December 31, 2024, were as follows:

	July Agile Note		September Agile Note		December Agile Note
Key Inputs	July 22, 2024	December 12, 2024	September 13, 2024	December 12, 2024	December 12, 2024	December 31, 2024
Contractual term (years)	0.55	-	0.48	0.43	0.61	0.56
Interest rate	18.92%	9.30%	14.37%	9.33%	9.48%	10.13%

Refer to Note 14 - Debt, for a summary of the changes in the fair value of the Agile term notes which is a Level 3 financial liability measured at fair value on a recurring basis.

Convertible Notes (1800 Diagonal)

On August 16, 2024, September 24, 2024, and December 10, 2024, the Company entered into convertible promissory notes with 1800 Diagonal Lending, LLC, as discussed further in Note 14 of the notes to the consolidated financial statements.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2024. The Company classified the Notes as a Level 3 fair value measurement and used the Black-Scholes option pricing model to calculate the fair values as of August 16, 2024, September 24, 2024, and December 10, 2024, respectively and for each subsequent reporting period. Key inputs for the simulation are summarized below. The Black-Scholes simulation uses inputs such as the stock price, volatility, the contractual term of the note, risk free interest rates and dividend yields.

The range of key inputs for the Black-Scholes simulations at issuance of the 1800 Diagonal convertible notes and for the year ended December 31, 2024, were as follows:

	August 1800 Diagonal Note		September 1800 Diagonal Note		December 1800 Diagonal Note
Key Inputs	August 16, 2024	December 31, 2024	September 24, 2024	December 31, 2024	December 10, 2024	December 31, 2024
Stock price	$55.80	$15.30	$82.40	$15.30	$20.50	$15.30
Contractual term (years)	0.84	0.46	0.86	0.59	0.86	0.80
Risk-free rate	5.00%	4.25%	4.34%	4.23%	4.29%	4.19%
Volatility(1)	114%	191%	192%	264%	222%	232%
Maturity probability	80%	80%	80%	80%	75%	75%
Default probability	20%	20%	20%	20%	25%	25%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	The Company utilized historical equity volatility in measurement of the fair value of the notes.

Refer to Note 14 - Debt, for a summary of the changes in the fair value of the 1800 Diagonal convertible notes which is a Level 3 financial liability measured at fair value on a recurring basis.

Business Combination, including Definite-Lived Intangibles

The significant unobservable inputs used in our level 3 fair value measurement of business combinations, including definite-lived intangibles at the acquisition date (Note and 5) are as follows:

Area	Valuation Techniques	Unobservable Input	2024	2023
Business Combination (Note 5)	Various *	Growth rate	5.8%	None
		Weighted average cost of capital	13.5%	None
		Internal rate of return	11.3%	None

Customer Relationship (Note 5)	Distributor method	Long-term revenue growth rate	5.8%	None
		Revenue growth attributable to exiting customers	50.0%	None
		Existing customer attrition	20.0%	None
		Distributor EBITA margin	7.5%	None
		Contributory asset charges rate	0.9% - 1.4%	None
		Weighted average cost of capital	13.5%	None

Trade name (Note 5)	Relief-from-royalty method	Long-term revenue growth rate	5.8%	None
		Royalty rate	2.0%	None
		Contributory asset charges rate	1.5%	None
		Weighted average cost of capital	13.5%	None

Technology (Note 5)	Multi-period excess earnings method	Long-term revenue growth rate	5.8%	None
		R&D expense for new developed technology	12.5%	None
		Developed technology obsolescence rate	30.0%	None
		Contributory asset charges rate	0.1% - 2.2%	None
		Weighted average cost of capital	13.5%	None

*	Includes all of the valuation techniques for each of the fair valued assets above as of the acquisition date (Note 5)

Goodwill

The significant unobservable inputs used in our level 3 fair value measurement of goodwill as of our annual impairment assessment date of December 31, 2024, are as follows (Notes 3 and 11):

Area	Valuation Techniques	Unobservable Input	2024	2023
Goodwill	Discounted cash flow	Long-term revenue growth rate	5.8%	None
		Cost of sales as a percentage of revenue	13.9%	None
		Gross profit margin	86.1%	None
		Operating expenses as a percentage of revenue	49.5% - 74.5%	None
		EBITDA margin	11.6% - 36.6%	None
		EBITDA growth rate	3.0% - 45.9%	None
		Weighted average cost of capital	13.5%	None

	Market - Guideline public company	Revenue multiples	2.9x - 3.10x	None
		Weighting	25.0% - 50.0%	None

	Market - Guideline transaction	Revenue multiple	3.25x	None